Retirement Benefit Plans - Changes in Projected Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation - beginning of year	$ 356.2	$ 380.6
Service cost	0.2	0.3	$ 0.4
Interest cost	18.1	18.3	18.7
Benefits paid	(20.6)	(22.0)
Actuarial loss (gain)	14.6	(21.0)
Projected benefit obligation - end of year	368.5	356.2	380.6
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation - beginning of year	656.4	654.4
Service cost	20.9	18.1	15.5
Interest cost	12.4	14.2	15.7
Plan amendments		7.6
Employee contributions	26.8	21.7
Benefits paid	(77.2)	(67.3)
Actuarial loss (gain)	(8.6)	53.2
Settlements		(2.3)
Translation loss (gain)	82.1	(43.2)
Projected benefit obligation - end of year	$ 712.8	$ 656.4	$ 654.4